Goldman Sachs Short Duration Bond Fund Investment Strategy - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Short Duration Bond Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in U.S. or foreign fixed income securities.A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.These fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations), high yield non-investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality), high yield floating rate loans (“Bank Loans”) and sovereign and corporate debt securities, and other instruments of issuers in emerging market countries (“emerging countries debt”). The Fund may also invest in fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and may purchase securities of issuers in default. The Fund may seek to obtain exposure to these investments through investments in affiliated or unaffiliated investment companies including exchange-traded funds (“ETFs”), the Goldman Sachs High Yield Fund, Goldman Sachs Emerging Markets Debt Fund and Goldman Sachs Local Emerging Markets Debt Fund.The Fund may not invest, in the aggregate, more than 20% of its total assets measured at the time of purchase (“Total Assets”) in (i) emerging countries debt and (ii) non-investment grade fixed income securities. The Fund may engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund may invest in obligations of domestic and foreign issuers that are denominated in currencies other than the U.S. dollar (and may also be denominated in a currency other than that associated with the issuer’s domicile). The Fund also intends to invest in other derivative instruments, including (but not limited to) interest rate futures contracts, options (including options on futures contracts, swaps, bonds and indexes), swaps (including credit default, index, basis, total return, volatility and currency swaps) and other forward contracts. The Fund may use derivatives, instead of buying and selling debt directly, to manage duration, to gain exposure to certain securities or indexes, or to take short positions with respect to individual securities or indexes. The Fund may invest in derivatives that are not denominated in U.S. dollars. The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. Except as described above, the Fund invests in fixed income securities rated at least BBB- or Baa3 at the time of purchase. The Fund will deem a security to have the highest credit rating assigned to it from an NRSRO at the time of purchase, if more than one NRSRO rates the security. Unrated securities may be purchased by the Fund if they are determined by the Investment Adviser to be of comparable credit quality. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Goldman Sachs Short Duration Bond Fund Composite Index plus or minus two years, and during the past five years ended June 30, 2026, the duration of this index ranged between 1.72 and 1.96 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged), which is comprised of the Bloomberg U.S. 1-3 Year Corporate Bond Index (50%) and the Bloomberg U.S. 1-3 Year Government Bond Index (50%). Fixed Income Investment Philosophy: Our process: ◼Combines diversified sources of return by employing multiple strategies ◼Takes a global perspective to seek relative value opportunities ◼Employs focused specialist teams to seek to identify short-term mis-pricings and incorporate long-term views ◼Emphasizes a risk-aware approach as we view risk management as both an offensive and defensive tool No one factor or consideration is determinative in the fundamental investment process.